UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Income Fund of America®
Investment portfolio

October 31, 2010
  unaudited

Common stocks — 62.74%	Shares	Value (000)

INDUSTRIALS — 8.63%
Waste Management, Inc.1	28,115,000	$1,004,268
Lockheed Martin Corp.	7,040,000	501,882
Emerson Electric Co.	9,095,000	499,315
Schneider Electric SA	3,430,209	486,965
Honeywell International Inc.	9,075,000	427,523
Boeing Co.	5,160,000	364,502
United Technologies Corp.	4,308,000	322,109
Norfolk Southern Corp.	4,000,000	245,960
Masco Corp.1	21,789,951	232,281
Eaton Corp.	2,355,000	209,195
Hubbell Inc., Class B	3,430,000	185,289
Caterpillar Inc.	2,306,891	181,322
Finmeccanica SpA	12,400,000	173,101
Keppel Corp. Ltd.	21,100,000	162,696
Cia. de Concessões Rodoviárias, ordinary nominative	5,083,800	137,537
Ryanair Holdings PLC (ADR)	3,929,000	128,203
AB SKF, Class B	4,290,000	110,788
3M Co.	1,165,000	98,116
Applied Industrial Technologies, Inc.1	2,738,790	83,287
United Parcel Service, Inc., Class B	1,000,000	67,340
SembCorp Industries Ltd	16,689,500	59,057
R.R. Donnelley & Sons Co.	3,095,400	57,110
Delta Air Lines, Inc.2	1,594,522	22,148
Pitney Bowes Inc.	1,000,000	21,940
De La Rue PLC	1,604,723	16,405
United Continental Holdings, Inc.2	60,182	1,748
Atrium Corp.2,3,4	1,807	163
		5,800,250

FINANCIALS — 7.19%
Weyerhaeuser Co.	26,212,881	425,173
Australia and New Zealand Banking Group Ltd.	16,617,353	403,846
HSBC Holdings PLC (United Kingdom)	23,650,749	245,988
HSBC Holdings PLC (Hong Kong)	14,326,382	148,878
HSBC Holdings PLC (ADR)	35,000	1,824
Bank of Nova Scotia	6,825,000	365,842
HCP, Inc.	9,492,300	341,818
Equity Residential, shares of beneficial interest	6,842,800	332,765
Industrial and Commercial Bank of China Ltd., Class H	243,350,000	195,905
Hospitality Properties Trust1	8,015,000	182,822
Arthur J. Gallagher & Co.1	6,000,000	168,960
People’s United Financial, Inc.	13,000,000	160,030
Citigroup Inc.2	36,376,414	151,690
Toronto-Dominion Bank	2,020,000	145,474
First Niagara Financial Group, Inc.1	11,650,000	138,053
Banco Santander, SA	9,827,617	126,262
Cullen/Frost Bankers, Inc.	1,900,000	99,636
Hang Seng Bank Ltd.	6,630,000	96,996
U.S. Bancorp	4,000,000	96,720
Macquarie Korea Infrastructure Fund1	21,541,078	95,525
FirstMerit Corp.1	5,495,000	94,404
Public Storage	920,000	91,282
Marsh & McLennan Companies, Inc.	3,570,000	89,179
Mercury General Corp.	2,000,000	84,960
Banco Santander (Brasil) SA, units	5,530,000	78,447
ProLogis, shares of beneficial interest	5,600,000	76,440
British Land Co. PLC	9,352,123	76,350
Trustmark Corp.1	3,257,000	71,947
Boardwalk Real Estate Investment Trust	1,199,000	50,375
Allianz SE	350,000	43,861
Itaúsa — Investimentos Itaú SA, preferred nominative	4,700,921	37,297
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,272,176	31,245
City Holding Co.	741,000	23,490
BB&T Corp.	975,000	22,825
Renasant Corp.5	900,000	14,715
Renasant Corp.	275,000	4,496
AXA SA	875,000	15,929
Pacific Century Financial Corp.	8,115	350
Valley National Bancorp	12,915	172
		4,831,971

CONSUMER STAPLES — 6.84%
Philip Morris International Inc.	13,965,000	816,953
Kraft Foods Inc., Class A	21,000,821	677,696
H.J. Heinz Co.	8,955,665	439,813
Unilever NV, depository receipts	9,295,000	275,618
Unilever NV (New York registered)	5,051,750	149,986
Coca-Cola Co.	6,250,000	383,250
Procter & Gamble Co.	4,870,000	309,586
General Mills, Inc.	7,740,000	290,560
Tesco PLC	39,565,000	270,610
Reynolds American Inc.	2,500,000	162,250
Sysco Corp.	5,310,000	156,433
British American Tobacco PLC	4,000,000	152,544
Hershey Co.	3,000,000	148,470
Coca-Cola Amatil Ltd.	11,640,441	138,767
Kimberly-Clark Corp.	2,125,000	134,597
Clorox Co.	1,300,000	86,515
		4,593,648

UTILITIES — 6.67%
GDF SUEZ	19,586,965	781,849
Duke Energy Corp.	38,766,172	705,932
National Grid PLC	40,780,000	385,529
Hongkong Electric Holdings Ltd.	52,138,000	331,275
Exelon Corp.	7,000,000	285,740
Snam Rete Gas SpA	50,108,326	271,466
Progress Energy, Inc.	5,977,953	269,008
SUEZ Environnement Co.	12,650,000	247,280
FirstEnergy Corp.	6,750,000	245,160
DTE Energy Co.	5,000,000	233,800
Entergy Corp.	2,421,000	180,437
PG&E Corp.	3,500,000	167,370
American Electric Power Co., Inc.	3,000,000	112,320
Prime Infrastructure Group1	22,756,141	111,008
DUET Group	38,369,915	65,211
Consolidated Edison, Inc.	1,250,000	62,150
PPL Corp.	916,501	24,654
		4,480,189

HEALTH CARE — 6.29%
Merck & Co., Inc.	39,858,511	1,446,067
Bristol-Myers Squibb Co.	42,192,500	1,134,978
Pfizer Inc	35,980,600	626,062
Eli Lilly and Co.	12,650,000	445,280
AstraZeneca PLC (United Kingdom)	3,810,000	191,055
Novartis AG (ADR)	3,000,000	173,850
Johnson & Johnson	2,150,000	136,890
GlaxoSmithKline PLC	3,605,000	70,531
		4,224,713

CONSUMER DISCRETIONARY — 5.67%
Home Depot, Inc.	34,195,000	1,055,942
McDonald’s Corp.	10,385,000	807,641
McGraw-Hill Companies, Inc.	12,590,000	474,013
Time Warner Cable Inc.	5,245,370	303,549
Vivendi SA	6,000,000	171,150
Esprit Holdings Ltd.	29,997,842	161,575
Truworths International Ltd.	16,095,576	158,566
Tatts Group Ltd.	53,500,000	131,015
CBS Corp., Class B	7,000,000	118,510
OPAP SA	5,107,786	96,327
VF Corp.	1,065,000	88,651
H & M Hennes & Mauritz AB, Class B	2,154,000	75,910
Regal Entertainment Group, Class A	4,827,018	65,165
Leggett & Platt, Inc.	1,874,000	38,192
Kesa Electricals PLC	10,900,000	27,683
Cooper-Standard Holdings Inc.2,3,4	586,012	21,170
Ford Motor Co.2	1,089,728	15,398
Adelphia Recovery Trust, Series ACC-12,3	19,531,478	312
Charter Communications, Inc., Class A2	9,187	298
American Media, Inc.2,3,4	281,006	3
		3,811,070

ENERGY — 5.57%
Royal Dutch Shell PLC, Class B (ADR)	9,340,597	600,787
Royal Dutch Shell PLC, Class A (ADR)	6,000,000	389,580
Royal Dutch Shell PLC, Class B	3,797,147	121,596
Chevron Corp.	11,625,000	960,341
Spectra Energy Corp	22,411,414	532,719
TOTAL SA (ADR)	3,640,000	198,307
TOTAL SA	3,255,000	176,886
ConocoPhillips	6,000,000	356,400
Penn West Energy Trust	10,775,000	245,420
Diamond Offshore Drilling, Inc.	1,455,000	96,263
ARC Energy Trust	1,718,500	36,328
Cenovus Energy Inc.	1,150,000	32,000
		3,746,627

TELECOMMUNICATION SERVICES — 5.19%
Verizon Communications Inc.	42,960,000	1,394,911
AT&T Inc.	19,184,621	546,762
Telefónica, SA	16,642,800	449,371
Koninklijke KPN NV	25,719,757	429,561
Telstra Corp. Ltd.	132,950,000	347,717
Bell Aliant Regional Communications Income Fund	3,595,000	98,661
Vodafone Group PLC	30,000,000	81,648
Telekom Austria AG, non-registered shares	4,500,000	68,894
Bezeq — The Israel Telecommunication Corp. Ltd.	23,400,000	62,048
Sprint Nextel Corp., Series 12	760,501	3,133
American Tower Corp., Class A2	42,271	2,181
CenturyLink, Inc.	52,094	2,156
		3,487,043

INFORMATION TECHNOLOGY — 3.25%
Intel Corp.	22,840,000	458,399
Microchip Technology Inc.1	14,128,000	454,639
Automatic Data Processing, Inc.	7,815,000	347,142
Maxim Integrated Products, Inc.	14,406,000	312,034
Paychex, Inc.	9,293,000	257,416
Nintendo Co., Ltd.	811,000	210,133
HTC Corp.	3,895,500	87,905
Microsoft Corp.	2,050,000	54,612
		2,182,280

MATERIALS — 2.98%
E.I. du Pont de Nemours and Co.	17,115,000	809,197
Nucor Corp.	8,564,879	327,350
MeadWestvaco Corp.	7,820,000	201,208
Dow Chemical Co.	6,100,000	188,063
Fletcher Building Ltd.	25,461,500	159,361
K+S AG	1,709,000	118,953
Impala Platinum Holdings Ltd.	2,937,112	83,019
Georgia Gulf Corp.1,2	2,623,146	53,066
Air Products and Chemicals, Inc.	380,000	32,289
Freeport-McMoRan Copper & Gold Inc.	300,000	28,404
		2,000,910

MISCELLANEOUS — 4.46%
Other common stocks in initial period of acquisition		3,000,019

Total common stocks (cost: $39,119,128,000)		42,158,720

Preferred stocks — 1.58%

FINANCIALS — 1.52%
SMFG Preferred Capital USD 3 Ltd. 9.50%5,6	155,885,000	180,047
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative5	1,800,000	1,918
JPMorgan Chase & Co., Series I, 7.90%6	126,500,000	135,306
Barclays Bank PLC 7.434%5,6	77,913,000	79,861
Barclays Bank PLC 8.55%5,6	21,718,000	22,180
HSBC Holdings PLC, Series 2, 8.00%	2,905,000	80,502
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up5,6	10,000,000	13,250
Vornado Realty Trust, Series I, 6.625%	3,380,000	81,390
Mizuho Capital Investment (USD) 2 Ltd. 14.95%5,6	55,766,000	71,724
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative5,6	50,000	48
Wells Fargo & Co., Series K, 7.98%6	51,373,000	54,199
Bank of America Corp., Series M, 8.125% noncumulative6	30,924,000	31,246
Bank of America Corp., Series K, 8.00% noncumulative6	14,500,000	14,653
Société Générale 5.922%5,6	45,073,000	42,648
Catlin Insurance Ltd. 7.249%5,6	48,990,000	42,254
Public Storage, Inc., Series F, 6.45%	1,000,000	24,790
Woori Bank 6.208%5,6	22,500,000	22,059
QBE Capital Funding II LP 6.797%5,6	18,715,000	16,823
Ally Financial Inc., Series G, 7.00%5	16,288	14,476
BNP Paribas 7.195%5,6	13,000,000	13,227
Royal Bank of Scotland Group PLC, Series U, 7.64%6	16,800,000	13,125
Resona Preferred Global Securities (Cayman) Ltd. 7.191%5,6	11,772,000	11,665
HBOS Capital Funding LP 6.071%5,6	12,400,000	11,284
AXA SA, Series B, 6.379%5,6	11,530,000	10,954
PNC Preferred Funding Trust I 6.517%5,6	13,900,000	10,811
Standard Chartered PLC 6.409%5,6	10,000,000	9,825
XL Capital Ltd., Series E, 6.50%6	9,025,000	8,168
Fannie Mae, Series O, 0%2,5,6	3,124,329	2,500
Fannie Mae, Series S, 8.25% noncumulative2	1,511,450	865
Freddie Mac, Series V, 5.57%2	368,022	207
		1,022,005

MISCELLANEOUS — 0.06%
Other preferred stocks in initial period of acquisition		43,204

Total preferred stocks (cost: $1,075,726,000)		1,065,209

Warrants — 0.00%

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		278

Total warrants (cost: $32,681,000)		278

	Shares or
Convertible securities — 1.28%	principal amount

ENERGY — 0.32%
Apache Corp., Series D, 6.00% convertible preferred 2013	2,200,000	128,040
El Paso Corp. 4.99% convertible preferred	73,150	86,537
		214,577

INDUSTRIALS — 0.25%
United Continental Holdings, Inc. 6.00% convertible notes 2029	$15,000,000	52,763
United Continental Holdings, Inc. 4.50% convertible notes 2021	$72,600,000	77,798
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$2,500,000	4,331
AMR Corp. 6.25% convertible notes 2014	$26,400,000	30,195
		165,087

CONSUMER STAPLES — 0.21%
Archer Daniels Midland Co. 6.25% convertible preferred 2011, units	2,570,000	111,075
Bunge Ltd. 5.125% convertible preferred 2010	13,300	7,834
Bunge Ltd. 4.875% convertible preferred	272,700	24,679
		143,588

MATERIALS — 0.17%
Alcoa Inc. 5.25% convertible notes 2014	$21,500,000	46,574
Sino-Forest Corp. 4.25% convertible notes 20165	$30,000,000	35,967
Vale SA 6.75% convertible preferred 2012	375,000	33,945
		116,486

INFORMATION TECHNOLOGY — 0.10%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$58,420,000	58,347
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$8,722,000	8,962
		67,309

FINANCIALS — 0.03%
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20275	$19,920,000	19,920

CONSUMER DISCRETIONARY — 0.03%
Ford Motor Co. 4.25% convertible notes 2036	$700	1
MGM Resorts International 4.25% convertible notes 20155	$17,037,000	16,377
		16,378

MISCELLANEOUS — 0.17%
Other convertible securities in initial period of acquisition		115,847

Total convertible securities (cost: $742,808,000)		859,192

	Principal amount
Bonds & notes — 29.67%	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 4.66%
U.S. Treasury 1.00% 2011	$13,860	13,941
U.S. Treasury 1.125% 2011	57,260	57,810
U.S. Treasury 4.50% 2011	16,165	16,906
U.S. Treasury 4.625% 2011	271,750	285,588
U.S. Treasury 0.625% 2012	59,800	60,101
U.S. Treasury 4.875% 2012	203,000	215,093
U.S. Treasury 1.50% 2013	40,000	41,181
U.S. Treasury 1.875% 20137	29,715	31,849
U.S. Treasury 2.75% 2013	164,500	175,475
U.S. Treasury 3.375% 2013	112,250	121,370
U.S. Treasury 3.625% 2013	182,560	197,778
U.S. Treasury 4.25% 2013	110,582	122,279
U.S. Treasury 1.875% 2014	41,000	42,701
U.S. Treasury 4.25% 2014	33,500	38,060
U.S. Treasury 1.875% 20157	42,648	47,083
U.S. Treasury 3.25% 2016	28,145	30,945
U.S. Treasury 5.125% 2016	22,000	26,423
U.S. Treasury 4.50% 2017	4,975	5,819
U.S. Treasury 1.625% 20187	20,841	23,044
U.S. Treasury 3.50% 2018	292,850	322,844
U.S. Treasury 3.75% 2018	15,500	17,290
U.S. Treasury 3.125% 2019	20,000	21,212
U.S. Treasury 3.375% 2019	15,000	16,101
U.S. Treasury 3.625% 2019	156,750	171,941
U.S. Treasury 8.125% 2019	24,000	34,972
U.S. Treasury 2.625% 2020	2,250	2,253
U.S. Treasury 3.50% 2020	13,900	14,993
U.S. Treasury 3.625% 2020	23,750	25,932
U.S. Treasury 6.25% 2023	109,000	145,784
U.S. Treasury 6.00% 2026	20,000	26,388
U.S. Treasury 5.375% 2031	13,750	17,093
U.S. Treasury 4.50% 2036	218,640	239,619
U.S. Treasury 4.375% 2038	19,065	20,423
U.S. Treasury 3.50% 2039	135,000	123,699
U.S. Treasury 4.25% 2039	10,750	11,230
U.S. Treasury 4.50% 2039	9,620	10,471
U.S. Treasury 3.875% 2040	6,100	5,971
U.S. Treasury 4.375% 2040	16,700	17,793
U.S. Treasury 4.625% 2040	115,825	128,574
Fannie Mae 6.25% 2029	47,000	60,147
Federal Home Loan Bank 0.166% 20116	14,200	14,211
Federal Home Loan Bank, Series 467, 5.25% 2014	11,125	12,893
CoBank ACB 7.875% 20185	10,000	11,551
CoBank ACB 0.892% 20225,6	8,315	6,499
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	4,400	4,410
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750	12,020
Federal Agricultural Mortgage Corp. 4.875% 20115	11,000	11,093
Federal Agricultural Mortgage Corp. 5.50% 20115	3,000	3,100
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	13,375	13,804
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	12,500	12,878
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	12,500	12,856
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	12,000	12,524
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	11,376
		3,127,391

FINANCIALS — 4.51%
CIT Group Inc., Series A, 7.00% 2013	30,850	31,390
CIT Group Inc., Series A, 7.00% 2014	60,768	61,376
CIT Group Inc., Term Loan 3, 6.25% 20156,8,9	56,781	57,850
CIT Group Inc., Series A, 7.00% 2015	61,693	61,925
CIT Group Inc., Series A, 7.00% 2016	45,740	45,797
Liberty Mutual Group Inc. 6.50% 20355	31,325	27,760
Liberty Mutual Group Inc. 7.50% 20365	8,475	8,498
Liberty Mutual Group Inc., Series B, 7.00% 20675,6	12,690	11,900
Liberty Mutual Group Inc., Series A, 7.80% 20875,6	78,650	79,436
Liberty Mutual Group Inc., Series C, 10.75% 20885,6	91,185	113,981
International Lease Finance Corp. 5.125% 2010	1,100	1,100
International Lease Finance Corp., Series R, 4.95% 2011	3,735	3,772
International Lease Finance Corp., Series Q, 5.45% 2011	24,720	24,967
International Lease Finance Corp., Series Q, 5.75% 2011	21,305	21,651
International Lease Finance Corp. 5.00% 2012	4,245	4,309
International Lease Finance Corp., Series R, 5.30% 2012	15,020	15,320
International Lease Finance Corp., Series R, 5.35% 2012	9,495	9,709
International Lease Finance Corp., Series R, 5.40% 2012	15,000	15,337
International Lease Finance Corp., Series R, 6.375% 2013	26,000	26,910
International Lease Finance Corp., Series R, 6.625% 2013	3,500	3,622
American General Finance Corp., Series I, 5.40% 2015	17,250	14,102
International Lease Finance Corp. 8.625% 20155	10,000	11,275
American General Finance Corp., Series J, 6.90% 2017	12,500	10,469
Simon Property Group, LP 6.75% 2014	5,310	6,133
Simon Property Group, LP 5.25% 2016	74,340	83,801
Simon Property Group, LP 6.10% 2016	4,250	4,963
Simon Property Group, LP 5.875% 2017	22,265	25,564
Simon Property Group, LP 6.125% 2018	17,115	19,808
Simon Property Group, LP 10.35% 2019	5,000	7,079
Simon Property Group, LP 5.65% 2020	2,000	2,264
Zions Bancorporation 5.65% 2014	35,010	35,098
Zions Bancorporation 7.75% 2014	8,825	9,401
Zions Bancorporation 5.50% 2015	40,017	40,126
Zions Bancorporation 6.00% 2015	63,372	62,744
Westfield Group 5.40% 20125	4,350	4,642
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20145	18,485	20,241
Westfield Group 7.50% 20145	5,555	6,474
Westfield Group 5.75% 20155	10,250	11,529
Westfield Group 5.70% 20165	34,075	38,381
Westfield Group 7.125% 20185	50,165	59,471
Bank of America Corp. 4.375% 2010	10,199	10,230
Bank of America Corp. 3.70% 2015	16,300	16,448
Bank of America Corp. 0.549% 20166	1,500	1,338
Bank of America Corp. 5.30% 2017	45,500	46,700
Bank of America Corp. 5.75% 2017	8,100	8,597
Bank of America Corp. 5.625% 2020	43,300	44,983
NB Capital Trust II 7.83% 2026	5,575	5,610
NB Capital Trust IV 8.25% 2027	4,000	4,110
ProLogis 7.625% 2014	11,000	12,587
ProLogis 5.625% 2016	7,560	7,977
ProLogis 5.75% 2016	2,000	2,131
ProLogis 6.625% 2018	27,175	29,235
ProLogis 7.375% 2019	34,855	38,957
ProLogis 6.875% 2020	27,395	29,820
Developers Diversified Realty Corp. 5.375% 2012	4,500	4,601
Developers Diversified Realty Corp. 5.50% 2015	23,528	23,421
Developers Diversified Realty Corp. 9.625% 2016	10,575	12,246
Developers Diversified Realty Corp. 7.50% 2017	38,025	40,762
Developers Diversified Realty Corp. 7.875% 2020	26,080	28,357
HBOS PLC 6.75% 20185	63,979	65,689
LBG Capital No.1 PLC, Series 2, 7.875% 2020	30,000	29,850
HBOS PLC 6.00% 20335	1,055	865
Realogy Corp., Term Loan B, 3.257% 20136,8,9	44,074	40,493
Realogy Corp., Term Loan DD, 3.257% 20136,8,9	17,007	15,626
Realogy Corp., Letter of Credit, 3.297% 20136,8,9	6,637	6,098
Realogy Corp., Second Lien Term Loan A, 13.50% 20178,9	31,000	33,583
Citigroup Inc. 4.75% 2015	17,600	18,781
Citigroup Capital XXI 8.30% 20776	54,695	57,498
Kimco Realty Corp. 6.00% 2012	3,250	3,521
Kimco Realty Corp., Series C, 4.82% 2014	3,000	3,218
Kimco Realty Corp., Series C, 4.904% 2015	4,500	4,835
Kimco Realty Corp., Series C, 5.783% 2016	15,000	16,634
Kimco Realty Corp. 5.70% 2017	23,485	25,886
Kimco Realty Corp. 4.30% 2018	3,000	3,056
Kimco Realty Corp. 6.875% 2019	10,000	11,622
MetLife Global Funding I 5.125% 20135	12,750	13,896
MetLife Global Funding I 2.50% 20155	11,000	11,092
MetLife Capital Trust IV 7.875% 20675,6	32,930	35,729
MetLife Capital Trust X 9.25% 20685,6	1,500	1,815
MetLife Inc. 10.75% 20696	2,500	3,384
Rouse Co. 7.20% 201210	28,039	33,682
Rouse Co. 5.375% 201310	2,770	3,172
Rouse Co. 6.75% 20135,10	13,400	15,879
Standard Chartered PLC 3.85% 20155	4,500	4,761
Standard Chartered Bank 6.40% 20175	40,920	46,159
Abbey National Treasury Services PLC 3.875% 20145	7,300	7,538
Sovereign Bancorp, Inc. 8.75% 2018	27,047	31,720
Santander Issuances, SA Unipersonal 6.50% 20195,6	9,900	10,434
UnumProvident Finance Co. PLC 6.85% 20155	28,500	32,271
Unum Group 7.125% 2016	14,240	16,457
Unum Group 5.625% 2020	415	429
Royal Bank of Scotland PLC 3.40% 2013	10,000	10,383
Royal Bank of Scotland Group PLC 5.00% 2013	3,000	3,059
Royal Bank of Scotland PLC 3.95% 2015	10,000	10,315
Royal Bank of Scotland PLC 4.875% 2015	9,750	10,507
Royal Bank of Scotland Group PLC 5.05% 2015	5,306	5,354
RBS Capital Trust II 6.425% noncumulative trust (undated)6,10	2,350	1,739
Royal Bank of Scotland Group PLC 6.99% (undated)5,6	7,100	5,866
Hospitality Properties Trust 6.75% 20131	12,650	13,483
Hospitality Properties Trust 5.125% 20151	2,160	2,244
Hospitality Properties Trust 6.30% 20161	2,400	2,595
Hospitality Properties Trust 5.625% 20171	10,169	10,434
Hospitality Properties Trust 6.70% 20181	16,175	17,498
Capital One Capital IV 6.745% 20376	31,000	31,387
Capital One Capital V 10.25% 2039	12,605	13,755
JPMorgan Chase & Co., Series 2, 1.65% 2013	2,000	2,018
JPMorgan Chase & Co. 3.40% 2015	21,785	22,803
JPMorgan Chase & Co. 4.25% 2020	8,300	8,377
JPMorgan Chase & Co. 4.40% 2020	9,700	9,890
National City Preferred Capital Trust I 12.00% (undated)6	37,250	42,092
GMAC LLC 6.875% 2011	16,255	16,865
GMAC LLC 7.25% 2011	3,269	3,330
GMAC LLC 6.875% 2012	1,200	1,266
GMAC LLC 7.00% 2012	15,839	16,591
Synovus Financial Corp. 4.875% 2013	11,880	11,184
Synovus Financial Corp. 5.125% 2017	31,353	26,757
ERP Operating LP 5.50% 2012	4,000	4,290
ERP Operating LP 6.625% 2012	2,000	2,137
ERP Operating LP 5.20% 2013	2,500	2,704
ERP Operating LP 5.25% 2014	2,000	2,234
ERP Operating LP 6.584% 2015	2,705	3,188
ERP Operating LP 5.75% 2017	4,000	4,505
ERP Operating LP 7.125% 2017	10,000	11,910
ERP Operating LP 4.75% 2020	6,500	6,765
HSBC Bank PLC 3.50% 20155	13,000	13,780
HSBC Bank USA, NA 4.875% 2020	750	781
HSBC USA Inc. 5.00% 2020	18,000	18,068
HSBK (Europe) BV 7.25% 20175	30,570	32,022
Nationwide Mutual Insurance Co. 5.81% 20245,6,8	8,150	7,289
Nationwide Mutual Insurance Co. 9.375% 20395	20,000	23,522
Morgan Stanley, Series F, 6.625% 2018	17,500	19,686
Morgan Stanley, Series F, 5.625% 2019	8,000	8,415
Lazard Group LLC 7.125% 2015	25,187	27,848
Host Marriott, LP, Series K, 7.125% 2013	6,033	6,139
Host Hotels & Resorts, LP, Series S, 6.875% 2014	8,750	9,073
Host Marriott, LP, Series O, 6.375% 2015	950	979
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	7,800	8,141
Host Hotels & Resorts LP 9.00% 2017	900	1,019
Société Générale 3.10% 20155	11,500	11,773
Société Générale 5.75% 20165	12,135	13,497
PRICOA Global Funding I 5.30% 20135	2,500	2,757
Prudential Holdings, LLC, Series C, 8.695% 20235,8	17,250	21,762
SLM Corp., Series A, 5.40% 2011	15,000	15,412
SLM Corp., Series A, 0.798% 20146	10,000	8,889
Ford Motor Credit Co. 7.25% 2011	7,500	7,875
Ford Motor Credit Co. 7.375% 2011	1,800	1,825
Ford Motor Credit Co. 3.039% 20126	11,350	11,464
Ford Motor Credit Co. 8.00% 2016	1,500	1,758
Genworth Financial, Inc. 6.15% 20666	27,500	22,069
New York Life Global Funding 4.65% 20135	19,500	21,162
Monumental Global Funding 5.50% 20135	10,000	10,870
Monumental Global Funding III 0.489% 20145,6	8,000	7,676
Monumental Global Funding III 5.25% 20145	1,500	1,623
UBS AG 5.875% 2017	13,500	15,497
UBS AG 4.875% 2020	3,500	3,760
Regions Financial Corp. 7.75% 2014	17,500	19,167
Goldman Sachs Group, Inc. 3.70% 2015	7,335	7,604
Goldman Sachs Group, Inc. 6.15% 2018	5,000	5,607
Goldman Sachs Group, Inc. 5.375% 2020	5,095	5,401
AXA SA 6.463% (undated)5,6	18,717	17,688
Wells Fargo & Co. 4.375% 2013	10,850	11,600
Corestates Capital I 8.00% 20265	5,714	5,901
Barclays Bank PLC 2.50% 2013	4,625	4,761
Barclays Bank PLC 5.125% 2020	6,724	7,298
Barclays Bank PLC 5.14% 2020	3,000	2,973
ZFS Finance (USA) Trust II 6.45% 20655,6	12,500	12,125
ZFS Finance (USA) Trust V 6.50% 20675,6	3,011	2,894
American Express Co. 6.15% 2017	12,610	14,558
Boston Properties, Inc. 5.875% 2019	10,000	11,301
Principal Life Insurance Co. 5.30% 2013	10,000	10,985
Lincoln National Corp. 5.65% 2012	10,000	10,691
Berkshire Hathaway Inc. 2.125% 2013	5,000	5,158
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,320
ANZ National (International) Ltd. 3.125% 20155	10,000	10,253
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20155	10,000	10,171
BBVA Bancomer SA 7.25% 20205	8,985	10,013
CNA Financial Corp. 5.85% 2014	5,625	6,060
CNA Financial Corp. 7.35% 2019	3,000	3,387
Nationwide Financial Services, Inc. 6.75% 20676	8,780	8,293
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,367
UDR, Inc. 5.00% 2012	2,500	2,590
UDR, Inc., Series A, 5.25% 2015	3,000	3,202
Nomura Holdings, Inc. 6.70% 2020	5,000	5,688
Development Bank of Singapore Ltd. 7.125% 20115	5,000	5,146
Banco de Crédito del Perú 5.375% 20205	5,000	5,138
Paribas, New York Branch 6.95% 2013	2,935	3,327
BNP Paribas 3.25% 2015	1,000	1,048
BNP Paribas 5.125% 20155	440	481
Charles Schwab Corp., Series A, 6.375% 2017	4,000	4,714
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,214
Allstate Corp., Series B, 6.125% 20676	2,445	2,433
VEB Finance Ltd. 6.902% 20205	3,380	3,622
First Tennessee Bank 5.05% 2015	3,400	3,393
ACE INA Holdings Inc. 5.875% 2014	2,500	2,856
TIAA Global Markets 4.95% 20135	2,000	2,204
Ambac Financial Group, Inc. 6.15% 20876,10	8,405	315
		3,031,861

CONSUMER DISCRETIONARY — 4.32%
Allison Transmission Holdings, Inc., Term Loan B, 3.01% 20146,8,9	129,105	124,183
Allison Transmission Holdings, Inc. 11.00% 20155	37,750	41,147
Allison Transmission Holdings, Inc. 11.25% 20155,6,11	70,447	76,699
Univision Communications Inc. 12.00% 20145	11,250	12,502
Univision Communications Inc. 10.50% 20155,6,11	133,754	140,618
Univision Communications Inc., Term Loan, 4.505% 20176,8,9	58,959	55,843
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20125	28,548	30,511
Charter Communications Operating, LLC, Term Loan B, 7.25% 20146,8,9	6,081	6,318
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20145	24,550	28,110
Charter Communications Operating, LLC, Term Loan C, 3.54% 20166,8,9	27,581	27,126
Charter Communications, Inc. 13.50% 2016	28,638	34,438
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 20175	33,500	34,756
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 20185	28,250	30,157
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 20205	10,125	10,986
Virgin Media Finance PLC 9.125% 2016	32,000	34,360
Virgin Media Finance PLC, Series 1, 9.50% 2016	91,540	104,470
Virgin Media Secured Finance PLC 6.50% 2018	8,800	9,482
Virgin Media Finance PLC 8.375% 20195	41,674	46,675
Toys "R” Us, Inc. 7.625% 2011	38,345	39,735
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20166,8,9	14,225	14,312
Toys “R” Us-Delaware, Inc. 7.375% 20165	3,755	3,929
Toys “R” Us, Inc. 8.50% 20175	14,125	15,361
Toys “R” Us Property Co. I, LLC 10.75% 2017	31,775	36,462
Boyd Gaming Corp. 7.75% 2012	28,400	28,684
Boyd Gaming Corp. 6.75% 2014	10,504	10,215
Boyd Gaming Corp. 9.125% 20185	68,115	68,541
Comcast Corp. 5.50% 2011	2,590	2,637
Comcast Cable Communications, Inc. 6.75% 2011	4,660	4,730
Comcast Corp. 5.90% 2016	16,000	18,692
Comcast Corp. 6.30% 2017	3,000	3,563
Comcast Corp. 6.45% 2037	35,800	39,479
Comcast Corp. 6.95% 2037	10,275	11,992
Comcast Corp. 6.40% 2040	3,700	4,094
News America Inc. 5.30% 2014	20,000	22,817
News America Holdings Inc. 8.00% 2016	6,000	7,714
News America Inc. 6.90% 2019	22,000	27,352
News America Inc. 6.65% 2037	5,500	6,138
News America Inc. 6.90% 2039	10,000	11,615
Neiman Marcus Group, Inc. 9.00% 20156,11	50,247	52,759
Neiman Marcus Group, Inc. 10.375% 2015	20,400	21,624
Time Warner Cable Inc. 6.20% 2013	2,100	2,367
Time Warner Cable Inc. 7.50% 2014	10,400	12,274
Time Warner Cable Inc. 3.50% 2015	2,000	2,115
Time Warner Cable Inc. 6.75% 2018	29,000	34,854
Time Warner Cable Inc. 5.00% 2020	19,000	20,656
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	63,875	67,468
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	2,650	2,922
CSC Holdings, Inc., Series B, 6.75% 2012	400	419
CSC Holdings, Inc. 8.50% 2014	14,975	16,772
CSC Holdings, Inc. 8.50% 2015	2,000	2,212
Cablevision Systems Corp. 8.625% 2017	10,000	11,337
CSC Holdings, Inc. 8.625% 2019	14,375	16,675
Cablevision Systems Corp. 8.00% 2020	20,000	22,225
Michaels Stores, Inc., Term Loan B1, 2.625% 20136,8,9	21,754	21,112
Michaels Stores, Inc. 0%/13.00% 201612	16,070	15,809
Michaels Stores, Inc., Term Loan B2, 4.875% 20166,8,9	4,026	4,000
Michaels Stores, Inc. 7.75% 20185	23,500	23,382
Macy’s Retail Holdings, Inc. 8.375% 20156	11,510	13,495
Federated Department Stores, Inc. 7.45% 2017	9,371	10,613
Federated Department Stores, Inc. 6.79% 2027	9,500	9,286
Federated Department Stores, Inc. 7.00% 2028	3,582	3,681
Federated Department Stores, Inc. 6.90% 2029	22,199	22,254
J.C. Penney Co., Inc. 9.00% 2012	12,006	13,207
J.C. Penney Co., Inc., Series A, 6.875% 2015	11,380	11,977
J.C. Penney Co., Inc. 7.65% 2016	12,500	13,344
J.C. Penney Co., Inc. 5.75% 2018	13,793	13,621
Cox Communications, Inc. 7.75% 2010	10,000	10,000
Cox Communications, Inc. 5.45% 2014	5,000	5,673
Cox Communications, Inc. 5.875% 20165	25,000	29,045
Cox Communications, Inc. 8.375% 20395	4,000	5,276
Royal Caribbean Cruises Ltd. 8.75% 2011	26,625	27,157
Royal Caribbean Cruises Ltd. 11.875% 2015	18,175	22,810
Limited Brands, Inc. 5.25% 2014	35	36
Limited Brands, Inc. 6.90% 2017	3,920	4,273
Limited Brands, Inc. 8.50% 2019	15,120	17,917
Limited Brands, Inc. 7.00% 2020	21,965	24,271
Limited Brands, Inc. 7.60% 2037	1,650	1,634
Cinemark USA, Inc., Term Loan, 3.55% 20166,8,9	3,649	3,662
Cinemark USA, Inc. 8.625% 2019	40,375	43,756
AMC Entertainment Inc. 8.75% 2019	42,400	45,633
Time Warner Inc. 5.875% 2016	19,985	23,475
Time Warner Companies, Inc. 7.25% 2017	1,500	1,851
Time Warner Inc. 6.50% 2036	17,000	18,927
Time Warner Inc. 6.20% 2040	1,000	1,081
MGM Resorts International 6.75% 2012	9,150	9,070
MGM Resorts International 6.75% 2013	8,200	8,016
MGM Resorts International 13.00% 2013	10,725	12,803
MGM Resorts International 10.375% 2014	1,675	1,893
MGM Resorts International 7.50% 2016	4,000	3,580
MGM Resorts International 11.125% 2017	2,450	2,830
MGM Resorts International 9.00% 20205	5,150	5,659
Regal Cinemas Corp., Series B, 9.375% 2012	7,250	7,250
Regal Cinemas Corp. 8.625% 2019	31,095	33,349
NBC Universal, Inc. 2.10% 20145	5,250	5,318
NBC Universal, Inc. 3.65% 20155	1,225	1,299
NBC Universal, Inc. 2.875% 20165	10,000	10,135
NBC Universal, Inc. 5.15% 20205	5,200	5,653
NBC Universal, Inc. 4.375% 20215	10,360	10,604
NBC Universal, Inc. 6.40% 20405	1,350	1,471
NBC Universal, Inc. 5.95% 20415	5,150	5,278
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 7.75% 20205	35,510	38,706
Quebecor Media Inc. 7.75% 2016	24,450	25,642
Quebecor Media Inc. 7.75% 2016	11,195	11,741
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	32,300	35,449
Warner Music Group 7.375% 2014	22,665	21,163
Warner Music Group 9.50% 2016	12,300	13,315
Technical Olympic USA, Inc. 9.25% 20113,5,10	33,175	20,610
Technical Olympic USA, Inc. 9.00% 20103,10	10,675	6,632
Technical Olympic USA, Inc. 9.00% 20103,10	7,815	4,855
Tenneco Automotive Inc. 8.625% 2014	30,025	31,226
Marriott International, Inc., Series J, 5.625% 2013	8,330	9,030
Marriott International, Inc., Series I, 6.375% 2017	19,500	22,176
Target Corp. 6.00% 2018	24,500	29,625
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	14,150	14,734
DaimlerChrysler North America Holding Corp. 7.30% 2012	7,875	8,433
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	6,225
Dollar General Corp., Term Loan B2, 3.006% 20146,8,9	4,268	4,222
Dollar General Corp. 10.625% 2015	15,940	17,693
Dollar General Corp. 11.875% 20176,11	5,853	6,936
LBI Media, Inc. 8.50% 20175	32,174	27,388
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	10,055	10,558
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	15,000	15,938
Marina District Finance 9.50% 20155	24,000	23,790
Tower Automotive Holdings 10.625% 20175	22,490	23,727
Radio One, Inc. 6.375% 201310	22,565	19,124
Staples, Inc. 7.75% 2011	2,115	2,174
Staples, Inc. 9.75% 2014	11,875	14,720
UPC Germany GmbH 8.125% 20175	15,800	16,630
Gray Television, Inc. 10.50% 2015	15,235	15,978
Bon-Ton Department Stores, Inc. 10.25% 2014	15,550	15,939
American Axle & Manufacturing Holdings, Inc. 9.25% 20175	13,500	15,373
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	1,840
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	3,684
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	3,416
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	6,077
UPC Holding BV 9.875% 20185	12,500	13,719
Blue Acquisition Sub, Inc. 9.875% 20185	12,500	13,531
Fox Acquisition LLC 13.375% 20165	11,690	12,713
Vidéotron Ltée 6.875% 2014	7,169	7,303
Vidéotron Ltée 6.375% 2015	4,905	5,058
Seminole Tribe of Florida 6.535% 20205,8	10,000	9,013
Seminole Tribe of Florida 7.804% 20205,8	3,095	2,912
Thomson Reuters Corp. 5.95% 2013	3,625	4,088
Thomson Reuters Corp. 6.50% 2018	5,900	7,188
Seneca Gaming Corp. 7.25% 2012	8,000	7,840
Seneca Gaming Corp., Series B, 7.25% 2012	3,275	3,210
Lear Corp. 7.875% 2018	10,000	10,925
Home Depot, Inc. 5.40% 2016	1,819	2,089
Home Depot, Inc. 3.95% 2020	3,000	3,078
Home Depot, Inc. 5.875% 2036	5,000	5,212
Allbritton Communications Co. 8.00% 2018	10,000	10,375
Local T.V. Finance LLC 10.00% 20155,6,11	11,879	10,310
Kabel Deutschland GmbH 10.625% 2014	9,825	10,304
Toyota Motor Credit Corp. 1.375% 2013	10,000	10,154
Volkswagen International Finance NV 1.625% 20135	10,000	10,094
Education Management LLC and Education Management Finance Corp. 8.75% 2014	9,640	9,736
Meritage Corp. 7.731% 20175	9,500	8,716
Marks and Spencer Group PLC 6.25% 20175	7,000	7,627
Marks and Spencer Group PLC 7.125% 20375	1,000	1,031
Kohl’s Corp. 6.25% 2017	6,450	7,696
Kohl’s Corp. 6.875% 2037	500	600
Libbey Glass Inc. 10.00% 20155	7,500	8,194
Clear Channel Communications, Inc. 5.00% 2012	7,500	7,247
Jarden Corp. 8.00% 2016	5,725	6,348
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	5,400	5,940
Nordstrom, Inc. 6.25% 2018	5,000	5,847
Standard Pacific Corp. 6.25% 2014	2,800	2,758
Standard Pacific Corp. 7.00% 2015	3,010	2,965
Hanesbrands Inc., Series B, 4.121% 20146	2,005	2,010
Hanesbrands Inc. 8.00% 2016	2,600	2,828
Vitamin Shoppe Industries Inc. 7.876% 20126	4,664	4,684
TL Acquisitions, Inc., Term Loan B, 2.54% 20146,8,9	4,592	4,215
Lowe’s Companies, Inc. 5.80% 2040	2,700	2,932
Walt Disney Co. 5.625% 2016	2,000	2,410
Grupo Televisa, SAB 6.625% 2040	1,500	1,665
Ford Motor Co. 9.50% 2011	1,000	1,065
American Media Operations, Inc. 9.00% 20133,5,11	1,055	696
		2,900,683

MORTGAGE-BACKED OBLIGATIONS8 — 4.28%
Fannie Mae 4.89% 2012	10,000	10,274
Fannie Mae 4.00% 2015	2,327	2,426
Fannie Mae 5.00% 2018	7,449	8,011
Fannie Mae 5.50% 2018	6,500	7,058
Fannie Mae 5.50% 2020	19,001	20,698
Fannie Mae 6.00% 2021	688	749
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	10,004	10,465
Fannie Mae 5.50% 2023	16,662	18,045
Fannie Mae 4.00% 2024	29,713	31,154
Fannie Mae 4.00% 2024	8,742	9,166
Fannie Mae 4.50% 2024	15,595	16,505
Fannie Mae 4.50% 2024	10,466	11,076
Fannie Mae 4.50% 2024	5,723	6,057
Fannie Mae 5.50% 2024	1,183	1,283
Fannie Mae 3.00% 2025	14,000	14,177
Fannie Mae 3.50% 2025	31,450	32,556
Fannie Mae 3.50% 2025	15,000	15,545
Fannie Mae 3.50% 2025	15,000	15,545
Fannie Mae 3.50% 2025	10,812	11,205
Fannie Mae 3.50% 2025	10,000	10,364
Fannie Mae 3.50% 2025	1,188	1,231
Fannie Mae 4.00% 2025	43,350	45,453
Fannie Mae 4.00% 2025	33,805	35,508
Fannie Mae 4.00% 2025	22,410	23,539
Fannie Mae 4.00% 2025	2,286	2,401
Fannie Mae 4.50% 2025	35,455	37,568
Fannie Mae 4.50% 2025	16,714	17,709
Fannie Mae 4.50% 2025	13,075	13,854
Fannie Mae 4.50% 2025	5,236	5,548
Fannie Mae 4.50% 2025	5,029	5,329
Fannie Mae 4.50% 2025	5,001	5,324
Fannie Mae 4.50% 2025	454	482
Fannie Mae, Series 2001-4, Class GA, 9.916% 20256	442	520
Fannie Mae, Series 2001-4, Class NA, 11.741% 20256	29	32
Fannie Mae 6.00% 2026	11,617	12,747
Fannie Mae 7.00% 2026	1,439	1,603
Fannie Mae 6.00% 2028	15,769	17,203
Fannie Mae 7.00% 2028	4,204	4,681
Fannie Mae 7.00% 2028	683	761
Fannie Mae, Series 2001-20, Class E, 9.628% 20316	369	433
Fannie Mae 5.50% 2033	2,627	2,843
Fannie Mae 5.00% 2035	70,204	74,973
Fannie Mae 5.50% 2035	4,539	4,904
Fannie Mae 5.50% 2035	2,523	2,728
Fannie Mae 6.50% 2035	273	307
Fannie Mae 7.00% 2035	3,630	4,062
Fannie Mae 5.50% 2036	21,448	23,124
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	5,848	6,469
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	17,783	19,346
Fannie Mae 5.50% 2037	11,921	12,886
Fannie Mae 5.50% 2037	3,369	3,620
Fannie Mae 5.604% 20376	8,330	8,827
Fannie Mae 6.00% 2037	158,554	172,248
Fannie Mae 6.00% 2037	40,020	43,477
Fannie Mae 6.00% 2037	20,642	22,579
Fannie Mae 6.00% 2037	16,762	18,236
Fannie Mae 6.00% 2037	13,978	15,185
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	13,225	14,445
Fannie Mae 6.00% 2037	13,015	14,155
Fannie Mae 6.00% 2037	1,026	1,116
Fannie Mae 6.00% 2037	1,022	1,111
Fannie Mae 6.00% 2037	992	1,064
Fannie Mae 6.50% 2037	8,072	8,903
Fannie Mae 6.50% 2037	6,728	7,421
Fannie Mae 6.50% 2037	5,366	5,927
Fannie Mae 6.50% 2037	5,301	5,825
Fannie Mae 7.00% 2037	3,926	4,296
Fannie Mae 7.00% 2037	2,484	2,718
Fannie Mae 7.50% 2037	3,552	3,953
Fannie Mae 7.50% 2037	1,087	1,210
Fannie Mae 7.50% 2037	477	531
Fannie Mae 7.50% 2037	220	245
Fannie Mae 7.50% 2037	175	194
Fannie Mae 8.00% 2037	106	119
Fannie Mae 5.50% 2038	6,770	7,275
Fannie Mae 5.50% 2038	5,505	5,915
Fannie Mae 5.50% 2038	5,179	5,564
Fannie Mae 6.00% 2038	18,031	19,610
Fannie Mae 6.00% 2038	17,958	19,498
Fannie Mae 6.00% 2038	15,743	17,122
Fannie Mae 6.00% 2038	7,341	7,984
Fannie Mae 6.00% 2038	2,692	2,928
Fannie Mae 6.00% 2038	1,649	1,792
Fannie Mae 6.50% 2038	7,545	8,331
Fannie Mae 4.50% 2039	76,121	80,432
Fannie Mae 5.00% 2039	19,524	20,766
Fannie Mae 6.00% 2039	6,862	7,455
Fannie Mae 6.00% 2039	6,186	6,721
Fannie Mae 6.00% 2039	1,607	1,748
Fannie Mae 4.00% 2040	24,958	25,763
Fannie Mae 4.00% 2040	24,956	25,754
Fannie Mae 4.00% 2040	21,967	22,675
Fannie Mae 4.00% 2040	17,975	18,555
Fannie Mae 4.50% 2040	32,598	34,266
Fannie Mae 4.50% 2040	8,413	8,843
Fannie Mae 4.50% 2040	6,564	6,899
Fannie Mae 4.50% 2040	4,310	4,530
Fannie Mae 5.00% 2040	24,357	25,908
Fannie Mae 6.00% 2040	17,743	19,253
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,002	1,126
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	755	886
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	513	611
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,175	1,387
Fannie Mae 6.50% 2047	2,682	2,917
Fannie Mae 6.50% 2047	2,427	2,639
Fannie Mae 6.50% 2047	2,408	2,619
Fannie Mae 6.50% 2047	1,913	2,080
Fannie Mae 6.50% 2047	1,631	1,773
Fannie Mae 6.50% 2047	1,432	1,557
Fannie Mae 6.50% 2047	1,026	1,115
Fannie Mae 6.50% 2047	901	980
Fannie Mae 7.00% 2047	1,807	1,977
Fannie Mae 7.00% 2047	1,423	1,557
Fannie Mae 7.00% 2047	1,403	1,535
Fannie Mae 7.00% 2047	1,310	1,433
Fannie Mae 7.00% 2047	165	180
Freddie Mac 5.00% 2018	4,254	4,567
Freddie Mac 5.50% 2018	2,276	2,478
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	28,179
Freddie Mac 5.50% 2019	6,227	6,788
Freddie Mac, Series 2289, Class NB, 11.215% 20226	80	91
Freddie Mac 5.00% 2023	15,152	16,122
Freddie Mac 5.00% 2023	13,739	14,618
Freddie Mac 5.00% 2023	10,305	10,964
Freddie Mac 5.00% 2023	4,754	5,097
Freddie Mac 6.00% 2026	2,364	2,575
Freddie Mac 6.00% 2027	3,979	4,334
Freddie Mac 2.711% 20356	3,640	3,795
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,077	4,508
Freddie Mac 5.00% 2036	6,628	7,039
Freddie Mac, Series 3257, Class PA, 5.50% 2036	18,179	19,862
Freddie Mac 5.00% 2037	2,156	2,289
Freddie Mac, Series 3286, Class JN, 5.50% 2037	24,166	26,007
Freddie Mac, Series 3312, Class PA, 5.50% 2037	18,440	19,891
Freddie Mac, Series 3318, Class JT, 5.50% 2037	13,586	14,626
Freddie Mac, Series 3271, Class OA, 6.00% 2037	16,348	18,408
Freddie Mac 6.00% 2037	622	675
Freddie Mac 6.50% 2037	3,575	3,952
Freddie Mac 6.50% 2038	15,303	16,883
Freddie Mac 6.50% 2038	5,402	5,940
Freddie Mac 5.00% 2039	11,512	12,218
Freddie Mac 5.00% 2039	8,080	8,676
Freddie Mac 5.00% 2039	5,026	5,334
Freddie Mac 6.00% 2040	3,284	3,564
Freddie Mac 6.00% 2040	1,087	1,179
Government National Mortgage Assn. 10.00% 2021	756	891
Government National Mortgage Assn. 10.00% 2025	709	827
Government National Mortgage Assn. 4.00% 2040	105,155	109,532
Government National Mortgage Assn. 4.00% 2040	34,300	35,734
Government National Mortgage Assn. 4.00% 2040	13,860	14,354
Government National Mortgage Assn. 4.00% 2040	5,645	5,880
Government National Mortgage Assn. 4.50% 2040	67,443	71,804
Government National Mortgage Assn. 4.50% 2040	6,977	7,428
Government National Mortgage Assn. 5.00% 2040	9,395	10,117
Government National Mortgage Assn. 5.00% 2040	3,747	4,036
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	2,824	2,885
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,317	2,303
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	5,498	5,597
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,155	4,008
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	1,019	1,018
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	9,242	9,699
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-1, 5.00% 2037	9,762	9,121
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-2A, 5.802% 20376	9,530	5,231
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20376	6,664	4,016
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,253
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 20386	6,233	6,246
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.805% 20396	18,880	19,634
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 20406	1,605	1,607
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20406	10,900	11,569
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20375	7,250	7,779
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20375	20,000	21,007
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20375	29,375	30,855
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20375	15,500	16,281
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20375	5,550	5,830
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	37,491	36,092
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,354	8,819
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,232	2,835
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.584% 20476	8,973	6,182
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.634% 20476	14,075	9,523
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A2, 5.737% 20366	10,000	7,818
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.655% 20376	13,945	9,761
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.667% 20376	38,030	33,333
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.758% 20376	13,296	10,858
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 5.976% 20376	16,042	13,696
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.776% 20476	30,000	23,221
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 5.875% 20476	16,299	12,074
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	12,541	13,212
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.269% 20446	22,000	24,254
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	8,091	8,268
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 3-A1, 5.25% 20356	17,810	17,953
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.636% 20366	5,178	3,505
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 2-A2, 5.591% 20366	6,151	4,468
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.711% 20366	11,981	9,464
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.628% 20376	8,459	6,500
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.435% 20476	5,232	3,312
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	1,448	1,449
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.335% 20446	13,000	14,375
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.336% 20456	17,000	17,922
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	1,146	1,168
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,308	1,307
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,246	1,245
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	588	605
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	7,752	7,833
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.872% 20456	14,700	16,225
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	4,159	4,267
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)6	27,410	29,001
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	6,158	6,216
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20456	3,000	3,293
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.216% 20456	17,730	18,326
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	8,362	8,628
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20376	10,000	10,597
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.883% 20386	7,000	7,716
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.365% 20366	12,906	10,583
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.531% 20366	27,543	15,321
Bank of America 5.50% 20125	22,500	23,794
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20436	20,250	22,451
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,5	20,118	21,099
Citicorp Mortgage Securities, Inc. 5.50% 2035	18,766	18,809
Nationwide Building Society, Series 2007-2, 5.50% 20125	17,500	18,730
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.206% 20426	17,875	18,559
Lehman Mortgage Trust, Series 2006-6, Class 3-A-9, 5.50% 2036	23,509	15,443
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.222% 20446	5,500	6,069
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	8,000	8,641
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20306	11,422	12,545
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20355	10,000	10,637
Bank of Montreal 2.85% 20155	10,000	10,581
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 2.937% 20356	10,320	7,549
Bear Stearns ARM Trust, Series 2006-2, Class 2-A-1, 5.435% 20366	4,086	2,940
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	7,911	7,927
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	2,386	2,426
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3-A, 2.692% 20356	14,033	10,166
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	9,019	9,099
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20355,6	8,421	8,662
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 20376	13,412	8,089
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	7,268
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 20185	6,000	6,124
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 4-A1, 5.328% 20356	6,155	5,836
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR4, Class 2-A-4, 5.667% 20366	6,200	5,802
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.422% 20356	3,022	2,552
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.432% 20376	4,250	2,909
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.637% 20366	8,401	5,282
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	5,127	5,249
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.426% 20376	8,074	4,582
Banc of America Funding Trust, Series 2006-7, Class T-2-A-1, 5.878% 2036	4,366	3,099
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	2,979	2,688
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20115	750	746
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20195	983	1,022
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.721% 20366	2,000	1,639
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 3.047% 20366	2,436	1,582
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	1,051	1,066
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.65% 20315,6	17,477	360
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	621	628
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.111% 20275,6	180	183
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.858% 20275,6	153	160
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	219	219
		2,872,929

TELECOMMUNICATION SERVICES — 2.29%
Sprint Capital Corp. 7.625% 2011	3,100	3,146
Sprint Capital Corp. 8.375% 2012	10,775	11,570
Nextel Communications, Inc., Series E, 6.875% 2013	76,000	76,950
Nextel Communications, Inc., Series F, 5.95% 2014	39,210	39,553
Nextel Communications, Inc., Series D, 7.375% 2015	182,295	183,890
Cricket Communications, Inc. 9.375% 2014	108,155	113,833
Cricket Communications, Inc. 10.00% 2015	5,895	6,484
Cricket Communications, Inc. 7.75% 2016	45,610	49,373
Verizon Communications Inc. 3.75% 2011	19,750	20,099
ALLTEL Corp. 7.00% 2012	17,686	19,379
Verizon Communications Inc. 5.55% 2014	37,250	42,051
Verizon Communications Inc. 4.90% 2015	3,560	4,074
Verizon Communications Inc. 5.50% 2017	18,000	20,778
Verizon Communications Inc. 8.75% 2018	5,000	6,885
Verizon Communications Inc. 6.35% 2019	4,525	5,562
Verizon Communications Inc. 5.85% 2035	5,000	5,325
MetroPCS Wireless, Inc. 9.25% 2014	53,180	55,972
MetroPCS Wireless, Inc. 9.25% 2014	47,735	50,241
Wind Acquisition SA 11.75% 20175	80,475	92,144
SBC Communications Inc. 6.25% 2011	5,500	5,617
AT&T Wireless Services, Inc. 8.125% 2012	11,935	13,229
AT&T Inc. 4.95% 2013	34,375	37,355
SBC Communications Inc. 5.10% 2014	3,500	3,933
SBC Communications Inc. 5.625% 2016	10,000	11,727
AT&T Inc. 5.80% 2019	8,750	10,457
Clearwire Communications LLC/Finance 12.00% 20155	41,875	46,586
Clearwire Communications LLC/Finance 12.00% 20155	30,305	33,714
Frontier Communications Corp. 7.875% 2015	18,475	20,784
Frontier Communications Corp. 8.25% 2017	38,175	43,710
Frontier Communications Corp. 8.50% 2020	6,950	8,062
Frontier Communications Corp. 8.75% 2022	4,400	5,137
Windstream Corp. 8.125% 2013	6,000	6,637
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	7,125	7,396
Windstream Corp. 8.625% 2016	54,100	57,752
Crown Castle International Corp. 9.00% 2015	33,850	37,827
Crown Castle International Corp. 7.75% 20175	9,950	11,219
Crown Castle International Corp. 7.125% 2019	19,000	20,995
Vodafone Group PLC, Term Loan, 6.875% 20153,8,9,11	62,375	62,687
American Tower Corp. 4.625% 2015	10,000	10,784
American Tower Corp. 7.00% 2017	12,431	14,638
American Tower Corp. 7.25% 2019	24,050	28,920
LightSquared, Term Loan B, 12.00% 20148,9,11	56,170	51,934
Telecom Italia Capital SA, Series B, 5.25% 2013	4,000	4,353
Telecom Italia Capital SA 5.25% 2015	22,000	24,216
Telecom Italia Capital SA 6.999% 2018	10,500	12,490
Intelsat, Ltd. 8.875% 2015	8,000	8,320
Intelsat, Ltd. 9.25% 2016	10,000	10,750
Intelsat Jackson Holding Co. 8.50% 20195	3,500	3,841
Trilogy International Partners, LLC, 10.25% 20165	22,150	21,762
tw telecom holdings inc. 8.00% 2018	20,000	21,700
SBA Telecommunications, Inc. 8.00% 2016	16,675	18,468
Deutsche Telekom International Finance BV 5.875% 2013	5,625	6,317
Deutsche Telekom International Finance BV 4.875% 2014	10,000	11,099
Telefónica Emisiones, SAU 3.729% 2015	3,050	3,224
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,729
Qwest Communications International Inc. 8.00% 2015	5,000	5,462
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,095
Sorenson Communications 10.50% 20155	15,525	9,490
Level 3 Financing, Inc. 9.25% 2014	4,000	3,940
América Móvil, SAB de CV 6.125% 2040	2,975	3,302
		1,539,967

INDUSTRIALS — 2.26%
Nielsen Finance LLC, Term Loan A, 2.256% 20136,8,9	8,411	8,299
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	48,750	51,370
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	39,775	45,940
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 201612	72,720	74,447
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	24,510	28,309
Nielsen Finance LLC, Term Loan 1L, 8.50% 20173,8,9	12,000	12,660
Continental Airlines, Inc. 8.75% 2011	27,750	28,895
United Air Lines, Inc., Term Loan B, 2.313% 20146,8,9	21,898	20,857
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20168	7,910	8,281
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20178	5,598	5,626
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20188	896	896
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20188	373	373
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20198	15,110	15,913
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20198	4,561	4,872
United Air Lines, Inc., Series 1996-A2, 7.87% 20193,810	2,421	—
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20198	415	428
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20208	18,944	20,389
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20208	642	649
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20208	9,950	9,999
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20218	664	721
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20215,8	4,944	4,870
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20218	3,249	3,277
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20228	14,609	15,705
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20228	11,178	11,514
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20228	3,428	3,794
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20228	5,370	5,907
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20228	4,596	4,734
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20248	11,387	11,750
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20128	8,050	8,070
Northwest Airlines, Inc., Term Loan B, 3.79% 20136,8,9	4,322	4,030
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20148	43,595	45,775
Northwest Airlines, Inc., Term Loan A, 2.04% 20186,8,9	52,457	45,507
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20248	25,084	25,774
US Investigations Services, Inc., Term Loan B, 3.292% 20156,8,9	18,429	17,046
US Investigations Services, Inc., Term Loan B, 7.75% 20156,8,9	22,174	22,618
US Investigations Services, Inc. 10.50% 20155	49,850	50,099
US Investigations Services, Inc. 11.75% 20165	19,814	19,517
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.189% 20146,8,9	4,926	4,183
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.255% 20146,8,9	83,082	70,542
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20146,8,9	17,417	17,417
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	3,570	2,896
Hawker Beechcraft Acquisition Co., LLC 8.875% 20156,11	14,057	10,965
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	1,305	796
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20128	11,745	12,039
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20128	264	269
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20128	4,595	4,710
AMR Corp. 9.00% 2012	11,000	11,055
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20138	17,138	18,016
AMR Corp. 9.00% 2016	2,000	1,928
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20198	12,868	12,353
AMR Corp. 10.00% 2021	3,000	2,531
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 20228	5,722	5,006
Ashtead Group PLC 8.625% 20155	14,675	15,445
Ashtead Capital, Inc. 9.00% 20165	46,185	48,841
Iron Mountain Inc. 8.00% 2020	12,000	13,140
Iron Mountain Inc. 8.375% 2021	45,000	50,681
Associated Materials, LLC 11.25% 2014	36,010	37,576
Associated Materials, LLC 9.875% 2016	825	994
Associated Materials, LLC 9.125% 20175	22,150	23,313
ARAMARK Corp., Term Loan B, 2.164% 20146,8,9	3,391	3,302
ARAMARK Corp., Letter of Credit, 2.18% 20146,8,9	273	266
ARAMARK Corp. 3.966% 20156	12,786	11,987
ARAMARK Corp. 8.50% 2015	28,450	30,015
ARAMARK Corp., Letter of Credit, 3.356% 20166,8,9	492	490
ARAMARK Corp., Term Loan B, 3.539% 20166,8,9	7,483	7,448
CEVA Group PLC, Bridge Loan, 9.75% 20153,6,8,9	32,191	27,362
CEVA Group PLC 11.625% 20165	2,450	2,664
CEVA Group PLC 11.50% 20185	15,675	16,772
Nortek, Inc. 11.00% 2013	43,590	46,641
TransDigm Inc. 7.75% 2014	21,610	22,312
TransDigm Inc. 7.75% 2014	21,275	21,966
Union Pacific Corp. 5.125% 2014	15,325	17,064
Union Pacific Corp. 5.75% 2017	2,065	2,415
Union Pacific Corp. 5.70% 2018	8,000	9,317
Koninklijke Philips Electronics NV 5.75% 2018	23,250	27,209
RailAmerica, Inc. 9.25% 2017	23,149	25,753
Kansas City Southern Railway Co. 13.00% 2013	5,599	6,768
Kansas City Southern Railway Co. 8.00% 2015	1,500	1,628
Kansas City Southern de México, SA de CV 8.00% 2018	10,000	10,963
Burlington Northern Santa Fe Corp. 7.00% 2014	13,885	16,287
Esterline Technologies Corp. 6.625% 2017	12,500	12,969
Esterline Technologies Corp. 7.00% 20205	2,240	2,391
Volvo Treasury AB 5.95% 20155	13,875	15,284
Honeywell International Inc. 3.875% 2014	13,605	14,816
Ply Gem Industries, Inc. 11.75% 2013	13,265	14,310
United Technologies Corp. 5.70% 2040	12,000	13,489
General Electric Co. 5.25% 2017	11,250	12,685
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20115,8	10,017	10,353
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20135,8	2,105	2,243
WMX Technologies, Inc. 7.10% 20261	10,125	11,967
Sequa Corp., Term Loan B, 3.54% 20146,8,9	11,596	10,996
USG Corp. 9.50% 20186	10,500	10,395
Norfolk Southern Corp. 5.75% 2016	6,710	7,839
Norfolk Southern Corp. 5.75% 2018	2,000	2,320
CSX Corp. 5.75% 2013	4,960	5,467
CSX Corp. 6.25% 2015	3,460	4,074
Atlas Copco AB 5.60% 20175	7,405	8,177
Allied Waste North America, Inc. 6.875% 2017	7,250	7,995
H&E Equipment Services, Inc. 8.375% 2016	7,800	7,917
Esco Corp. 4.167% 20135,6	3,725	3,604
Esco Corp. 8.625% 20135	4,000	4,140
RBS Global, Inc. 8.50% 2018	6,000	6,330
Lockheed Martin Corp. 4.121% 2013	5,000	5,367
ERAC USA Finance Co. 5.25% 20205	5,000	5,354
John Deere Capital Corp. 5.40% 2011	2,000	2,097
John Deere Capital Corp., Series D, 5.50% 2017	1,000	1,167
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	2,355
Navios Maritime Acquisition Corp. 8.625% 20175	1,965	1,994
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	1,375	1,442
		1,521,773

INFORMATION TECHNOLOGY — 1.59%
First Data Corp., Term Loan B2, 3.006% 20146,8,9	71,224	64,214
First Data Corp. 9.875% 2015	112,125	95,026
First Data Corp. 9.875% 2015	6,045	5,138
First Data Corp. 10.55% 201511	118,720	99,936
First Data Corp. 11.25% 2016	12,125	8,882
First Data Corp. 8.875% 20205	5,100	5,387
NXP BV and NXP Funding LLC 3.039% 20136	63,858	60,904
NXP BV and NXP Funding LLC 10.00% 20134	37,639	42,532
NXP BV and NXP Funding LLC 9.50% 2015	90,735	96,066
NXP BV and NXP Funding LLC 9.75% 20185	42,770	46,887
Freescale Semiconductor, Inc. 8.875% 2014	46,005	47,040
Freescale Semiconductor, Inc. 9.125% 20146,11	31,788	32,543
Freescale Semiconductor, Inc., Term Loan, 4.506% 20166,8,9	37,077	35,033
Freescale Semiconductor, Inc. 10.125% 2016	51,330	50,368
Freescale Semiconductor, Inc. 10.125% 20185	30,700	33,847
Sanmina-SCI Corp. 6.75% 2013	23,100	23,418
Sanmina-SCI Corp. 3.042% 20145,6	23,750	22,681
Sanmina-SCI Corp. 8.125% 2016	71,830	74,165
Jabil Circuit, Inc. 8.25% 2018	36,225	42,655
Jabil Circuit, Inc. 5.625% 2020	11,150	11,275
SunGard Data Systems Inc. 9.125% 2013	44,235	45,507
Cisco Systems, Inc. 2.90% 2014	10,000	10,650
Cisco Systems, Inc. 4.95% 2019	20,000	22,786
Advanced Micro Devices, Inc. 8.125% 2017	20,250	21,971
Advanced Micro Devices, Inc. 7.75% 20205	6,250	6,656
Ceridian Corp. 11.25% 2015	28,425	27,785
National Semiconductor Corp. 6.15% 2012	15,000	16,121
Serena Software, Inc. 10.375% 2016	13,430	13,934
KLA-Tencor Corp. 6.90% 2018	4,500	5,172
		1,068,579

HEALTH CARE — 1.31%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	39,090	40,654
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	62,870	64,284
Elan Finance PLC and Elan Finance Corp. 8.75% 20165	22,500	22,894
VWR Funding, Inc., Series B, 10.25% 20156,11	79,476	84,443
HealthSouth Corp. 10.75% 2016	74,200	81,713
PTS Acquisition Corp. 9.50% 20156,11	73,796	75,272
Tenet Healthcare Corp. 7.375% 2013	32,447	34,475
Tenet Healthcare Corp. 9.25% 2015	10,160	11,278
Tenet Healthcare Corp. 8.875% 2019	21,730	24,555
Boston Scientific Corp. 6.25% 2015	10,380	11,364
Boston Scientific Corp. 6.40% 2016	21,735	23,872
Boston Scientific Corp. 6.00% 2020	16,330	17,944
Boston Scientific Corp. 7.00% 2035	9,470	9,783
Boston Scientific Corp. 7.375% 2040	1,976	2,295
Pfizer Inc 4.45% 2012	13,000	13,683
Pfizer Inc 5.35% 2015	22,500	26,122
Pfizer Inc 6.20% 2019	2,500	3,070
Pfizer Inc 7.20% 2039	5,000	6,662
Novartis Capital Corp. 4.125% 2014	17,250	18,899
Novartis Capital Corp. 2.90% 2015	17,000	18,029
Novartis Securities Investment Ltd. 5.125% 2019	4,000	4,600
HCA Inc., Term Loan B1, 2.539% 20136,8,9	11,231	11,025
HCA Inc. 9.125% 2014	5,090	5,348
HCA Inc. 9.25% 2016	5,480	5,946
HCA Inc. 9.625% 20166,11	3,000	3,270
HCA Inc., Term Loan B2, 3.539% 20176,8,9	6,292	6,190
Abbott Laboratories 2.70% 2015	10,000	10,580
Abbott Laboratories 5.125% 2019	14,000	16,068
Roche Holdings Inc. 5.00% 20145	4,000	4,486
Roche Holdings Inc. 6.00% 20195	5,000	6,067
Roche Holdings Inc. 7.00% 20395	10,000	13,009
Merge Healthcare Inc. 11.75% 20155	18,410	19,376
Quintiles Transnational 9.50% 20145,6,11	16,760	17,137
Symbion Inc. 11.75% 20156,11	18,734	16,682
Surgical Care Affiliates, Inc. 8.875% 20155,6,11	6,591	6,838
Surgical Care Affiliates, Inc. 10.00% 20175	9,500	9,832
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	14,871
UnitedHealth Group Inc. 6.00% 2017	12,430	14,462
Patheon Inc. 8.625% 20175	11,835	12,338
Cardinal Health, Inc. 5.80% 2016	10,000	11,707
WellPoint, Inc. 6.00% 2014	10,000	11,363
Express Scripts Inc. 7.25% 2019	8,985	11,233
Multiplan Inc. 9.875% 20185	10,455	11,213
Biogen Idec Inc. 6.00% 2013	6,000	6,576
Biogen Idec Inc. 6.875% 2018	3,650	4,304
Team Finance LLC and Health Finance Corp. 11.25% 2013	8,605	8,938
Coventry Health Care, Inc. 6.30% 2014	8,370	8,911
Medco Health Solutions, Inc. 2.75% 2015	8,330	8,558
Accellent Inc. 8.375% 2017	5,900	6,254
Bausch & Lomb Inc. 9.875% 2015	2,250	2,458
Merck & Co., Inc. 5.85% 2039	1,500	1,737
		882,668

UTILITIES — 1.02%
Edison Mission Energy 7.50% 2013	35,525	34,815
Edison Mission Energy 7.75% 2016	35,300	28,593
Midwest Generation, LLC, Series B, 8.56% 20168	15,970	16,010
Edison Mission Energy 7.00% 2017	19,525	14,497
Edison Mission Energy 7.20% 2019	39,450	28,601
Homer City Funding LLC 8.734% 20268	12,145	11,052
Edison Mission Energy 7.625% 2027	20,850	14,126
Texas Competitive Electric Holdings Co. LLC, Term Loan B1, 3.756% 20146,8,9	3,482	2,719
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.789% 20146,8,9	49,721	38,829
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	101,129	63,206
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	21,680	13,767
Texas Competitive Electric Holdings Co. LLC 11.25% 20166,11	16,055	8,825
CMS Energy Corp. 4.25% 2015	15,000	15,373
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	33,383
CMS Energy Corp. 6.25% 2020	20,000	21,376
NRG Energy, Inc. 7.25% 2014	7,825	8,030
NRG Energy, Inc. 7.375% 2016	48,975	51,118
NRG Energy, Inc. 7.375% 2017	4,400	4,598
NRG Energy, Inc. 8.25% 20205	3,850	4,100
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	7,500	8,002
Sierra Pacific Resources 8.625% 2014	2,725	2,820
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	1,675	1,926
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	15,964
Sierra Pacific Resources 6.75% 2017	7,665	8,017
MidAmerican Energy Co. 5.95% 2017	10,625	12,557
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,541
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,607
MidAmerican Energy Holdings Co. 5.95% 2037	3,375	3,700
Electricité de France SA 5.50% 20145	15,000	16,947
Electricité de France SA 6.95% 20395	8,000	10,198
Israel Electric Corp. Ltd. 9.375% 20205	16,215	20,812
Israel Electric Corp. Ltd. 8.10% 20965	4,905	5,144
AES Corp. 7.75% 2015	10,000	11,000
AES Corp. 8.00% 2017	4,000	4,420
AES Corp. 8.00% 2020	5,000	5,638
Intergen Power 9.00% 20175	16,000	17,360
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	13,850	15,522
E.ON International Finance BV 5.80% 20185	13,000	15,389
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,505
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,337
PG&E Corp. 5.75% 2014	9,000	10,146
PSEG Power LLC 7.75% 2011	7,500	7,739
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,000	1,143
Veolia Environnement 5.25% 2013	8,000	8,737
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	7,015
Alabama Power Co., Series R, 4.70% 2010	1,250	1,254
Alabama Power Co., Series 2008-B, 5.80% 2013	4,500	5,125
Xcel Energy Inc. 4.70% 2020	5,000	5,487
Teco Finance, Inc. 5.15% 2020	5,000	5,438
Jersey Central Power & Light Co. 4.80% 2018	5,000	5,230
AES Panamá, SA 6.35% 20165	4,500	4,924
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20175	4,000	4,293
Appalachian Power Co., Series M, 5.55% 2011	3,000	3,054
		688,009

ENERGY — 1.00%
Ras Laffan Liquefied Natural Gas III 5.50% 20145	2,400	2,663
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20145,8	8,742	9,737
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20148	1,960	2,183
Ras Laffan Liquefied Natural Gas II 5.298% 20205,8	33,501	36,420
Ras Laffan Liquefied Natural Gas III 5.838% 20275,8	45,650	50,171
TransCanada PipeLines Ltd. 6.50% 2018	375	461
TransCanada PipeLines Ltd. 7.125% 2019	14,105	18,070
TransCanada PipeLines Ltd. 6.20% 2037	400	453
TransCanada PipeLines Ltd. 7.625% 2039	12,250	16,081
TransCanada PipeLines Ltd. 6.35% 20676	61,150	58,628
Petroplus Finance Ltd. 6.75% 20145	16,765	16,094
Petroplus Finance Ltd. 7.00% 20175	45,450	41,814
Petroplus Finance Ltd. 9.375% 20195	32,920	31,768
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	6,178
Enbridge Energy Partners, LP 9.875% 2019	12,000	16,398
Enbridge Energy Partners, LP 5.20% 2020	2,000	2,193
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,371
Enbridge Energy Partners, LP 8.05% 20776	10,500	10,772
Shell International Finance BV 1.875% 2013	10,000	10,274
Shell International Finance BV 4.00% 2014	22,750	24,810
Shell International Finance BV 4.30% 2019	2,500	2,746
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,482
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	8,630	9,145
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	7,200	8,596
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	5,460	5,976
Williams Partners L.P. and Williams Partners Finance Corp. 6.30% 2040	2,250	2,434
Williams Companies, Inc. 7.875% 2021	11,035	13,212
Williams Companies, Inc. 8.75% 2032	11,711	14,124
StatoilHydro ASA 3.875% 2014	10,000	10,863
StatoilHydro ASA 5.125% 20145	3,000	3,377
Statoil ASA 3.125% 2017	10,000	10,290
StatoilHydro ASA 5.25% 2019	2,000	2,329
Kinder Morgan Energy Partners LP 5.85% 2012	2,400	2,597
Kinder Morgan Energy Partners LP 5.125% 2014	10,325	11,516
Kinder Morgan Energy Partners LP 6.00% 2017	2,950	3,377
Kinder Morgan Energy Partners LP 9.00% 2019	1,660	2,172
Kinder Morgan Energy Partners LP 5.30% 2020	2,750	2,991
Kinder Morgan Energy Partners LP 6.85% 2020	2,400	2,884
Enbridge Inc. 5.60% 2017	20,067	22,977
Rockies Express Pipeline LLC 6.25% 20135	4,020	4,378
Rockies Express Pipeline LLC 6.85% 20185	12,500	13,930
Devon Energy Corp. 5.625% 2014	3,000	3,389
Devon Energy Corp. 6.30% 2019	5,635	6,893
Devon Financing Corp. ULC 7.875% 2031	5,000	6,665
Total Capital SA 3.00% 2015	12,250	12,909
Total Capital SA 3.125% 2015	2,000	2,119
Total Capital SA 4.45% 2020	1,000	1,095
Enterprise Products Operating LLC 5.65% 2013	10,000	10,923
Enterprise Products Operating LLC 7.00% 20676	4,830	4,701
Gazprom OJSC 6.51% 20225	4,700	4,941
Gazprom OJSC, Series 9, 6.51% 2022	3,800	3,995
Gazprom OJSC 7.288% 20375	4,650	5,068
Cenovus Energy Inc. 4.50% 2014	12,000	13,268
Husky Energy Inc. 5.90% 2014	3,500	3,918
Husky Energy Inc. 7.25% 2019	1,655	2,045
Husky Energy Inc. 6.80% 2037	4,425	4,957
Energy Transfer Partners, LP 7.50% 2020	9,500	10,402
General Maritime Corp. 12.00% 2017	8,500	8,776
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,534
XTO Energy Inc. 5.30% 2015	2,500	2,923
XTO Energy Inc. 5.50% 2018	2,500	2,979
Apache Corp. 6.90% 2018	1,800	2,267
Apache Corp. 5.10% 2040	3,250	3,257
Pemex Project Funding Master Trust 5.75% 2018	4,500	5,075
Reliance Holdings Ltd. 4.50% 20205	2,760	2,698
Reliance Holdings Ltd. 6.25% 20405	2,250	2,236
Noble Energy, Inc. 8.25% 2019	3,500	4,557
Qatar Petroleum 5.579% 20115,8	4,446	4,525
Chevron Corp. 3.95% 2014	500	549
Chevron Corp. 4.95% 2019	2,300	2,668
Petrobras International 5.75% 2020	1,100	1,236
Petrobras International 6.875% 2040	950	1,104
		673,607

CONSUMER STAPLES — 1.00%
Altria Group, Inc. 9.70% 2018	18,000	24,867
Altria Group, Inc. 9.25% 2019	54,890	75,485
Altria Group, Inc. 9.95% 2038	23,500	33,955
Anheuser-Busch InBev NV 2.50% 2013	5,000	5,150
Anheuser-Busch InBev NV 3.625% 2015	23,500	25,010
Anheuser-Busch InBev NV 4.125% 2015	14,950	16,239
Anheuser-Busch InBev NV 7.75% 20195	25,000	32,380
Anheuser-Busch InBev NV 5.00% 2020	2,500	2,777
Anheuser-Busch InBev NV 5.375% 2020	4,950	5,631
PepsiCo, Inc. 3.10% 2015	15,000	16,052
PepsiCo, Inc. 7.90% 2018	15,000	20,144
PepsiCo, Inc. 3.125% 2020	2,500	2,466
PepsiCo, Inc. 4.875% 2040	2,000	1,997
Stater Bros. Holdings Inc. 8.125% 2012	20,025	20,150
Stater Bros. Holdings Inc. 7.75% 2015	19,250	20,068
Rite Aid Corp. 9.75% 2016	10,000	10,900
Rite Aid Corp. 10.25% 2019	11,250	12,038
Rite Aid Corp. 8.00% 20205	13,950	14,438
SUPERVALU INC. 7.50% 2012	3,323	3,473
SUPERVALU INC., Term Loan B, 1.538% 20126,8,9	492	480
Albertson’s, Inc. 7.25% 2013	14,122	14,440
SUPERVALU INC. 7.50% 2014	1,000	1,013
SUPERVALU INC., Term Loan B2, 3.038% 20156,8,9	871	849
SUPERVALU INC. 8.00% 2016	12,200	12,459
Albertson’s, Inc. 7.45% 2029	2,000	1,630
Albertson’s, Inc. 8.00% 2031	2,150	1,758
CVS Caremark Corp. 5.789% 20265,8	4,378	4,582
CVS Caremark Corp. 6.943% 20308	11,808	13,138
CVS Caremark Corp. 7.507% 20325,8	14,813	17,363
Wal-Mart Stores, Inc. 2.875% 2015	15,000	15,940
Wal-Mart Stores, Inc. 3.25% 2020	10,010	9,930
Wal-Mart Stores, Inc. 4.875% 2040	3,000	2,954
Wesfarmers Ltd. 6.998% 20135	25,000	28,002
Constellation Brands, Inc. 8.375% 2014	3,675	4,157
Constellation Brands, Inc. 7.25% 2017	21,000	23,126
Kraft Foods Inc. 2.625% 2013	8,930	9,285
Kraft Foods Inc. 4.125% 2016	5,000	5,450
Kraft Foods Inc. 5.375% 2020	5,000	5,612
Kraft Foods Inc. 6.50% 2040	2,500	2,875
Tyson Foods, Inc. 10.50% 2014	6,050	7,305
Tyson Foods, Inc. 7.35% 20166	11,500	12,851
Delhaize Group 6.50% 2017	3,850	4,583
Delhaize Group 5.70% 20405	15,691	15,414
Procter & Gamble Co. 3.50% 2015	17,250	18,915
Unilever Capital Corp. 3.65% 2014	17,500	18,854
Kroger Co. 6.40% 2017	8,250	9,796
Kroger Co. 6.80% 2018	4,045	4,897
The Kroger Co. 7.00% 2018	172	208
British American Tobacco International Finance PLC 9.50% 20185	8,705	11,795
Kimberly-Clark Corp. 7.50% 2018	9,000	11,774
Tesco PLC 5.50% 20175	9,000	10,301
Safeway Inc. 3.95% 2020	5,310	5,312
Safeway Inc. 7.25% 2031	3,000	3,523
Smithfield Foods, Inc., Series B, 7.75% 2013	2,800	2,951
Smithfield Foods, Inc. 10.00% 20145	5,050	5,845
TreeHouse Foods, Inc. 7.75% 2018	3,100	3,406
Spectrum Brands Inc. 9.50% 20185	3,000	3,336
Elizabeth Arden, Inc. 7.75% 2014	3,150	3,209
		672,538

MATERIALS — 0.79%
Dow Chemical Co. 7.60% 2014	35,450	41,742
Dow Chemical Co. 8.55% 2019	18,000	23,155
Dow Chemical Co. 9.40% 2039	1,160	1,649
Georgia Gulf Corp. 10.75% 20161	3,385	3,605
Georgia Gulf Corp. 9.00% 20171,5	56,715	61,394
International Paper Co. 7.40% 2014	12,500	14,614
International Paper Co. 7.95% 2018	22,545	27,607
International Paper Co. 7.30% 2039	7,000	8,005
Reynolds Group 7.75% 20165	8,180	8,712
Reynolds Group 8.50% 20185	21,400	21,988
Reynolds Group 7.125% 20195	6,350	6,652
Owens-Brockway Glass Container Inc. 6.75% 2014	585	601
Owens-Brockway Glass Container Inc. 7.375% 2016	29,105	31,870
Teck Resources Ltd. 10.75% 2019	24,000	30,706
Ball Corp. 7.125% 2016	12,700	13,906
Ball Corp. 7.375% 2019	2,125	2,380
Ball Corp. 6.75% 2020	12,960	14,321
ArcelorMittal 3.75% 2015	10,000	10,309
ArcelorMittal 6.125% 2018	17,500	19,168
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	7,200	7,461
Nalco Co. 8.25% 2017	17,485	19,561
Georgia-Pacific Corp. 8.125% 2011	5,875	6,095
Georgia-Pacific Corp. 5.40% 20205	20,000	20,300
Rio Tinto Finance (USA) Ltd. 5.875% 2013	20,000	22,638
Anglo American Capital PLC 2.15% 20135	15,015	15,279
Graphic Packaging International, Inc. 9.50% 2017	11,150	12,349
Graphic Packaging International, Inc. 7.875% 2018	1,500	1,594
BHP Billiton Finance (USA) Ltd. 5.50% 2014	11,730	13,294
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	4,380	4,696
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	5,350	6,060
LBI Escrow Corp 8.00% 20175	9,455	10,377
FMG Finance Pty Ltd. 10.625% 20165	6,000	8,880
Ardagh Packaging Finance 7.375% 20175	2,800	2,982
Ardagh Packaging Finance 9.125% 20205	4,500	4,793
MacDermid 9.50% 20175	6,350	6,810
Smurfit Capital Funding PLC 7.50% 2025	5,575	5,143
Rockwood Specialties Group, Inc. 7.50% 2014	3,240	3,329
Arbermarle Corp. 5.10% 2015	2,570	2,837
Rock-Tenn Co. 9.25% 2016	2,280	2,508
Plastipak Holdings, Inc. 8.50% 20155	2,275	2,355
Solutia Inc. 8.75% 2017	1,680	1,890
Airgas, Inc. 7.125% 20185	1,250	1,389
Praxair, Inc. 4.375% 2014	1,000	1,103
CEMEX SA 9.25% 20205	979	947
CRH America Inc. 6.95% 2012	315	335
CRH America, Inc. 8.125% 2018	500	602
Newpage Corp. 11.375% 2014	875	844
		528,835

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.28%
United Mexican States Government Global 5.875% 2014	20,000	22,430
United Mexican States Government Global, Series A, 6.75% 2034	3,990	4,948
Polish Government 5.25% 2014	1,500	1,656
Polish Government 6.375% 2019	18,985	23,038
Croatian Government 6.75% 20195	14,000	16,038
Croatian Government 6.75% 2019	5,500	6,301
Croatian Government 6.625% 20205	2,000	2,268
Hungarian Government 6.25% 2020	21,310	23,518
Russian Federation 7.50% 20308	17,247	20,696
France Government Agency-Guaranteed, Société Finance 2.875% 20145	10,000	10,632
Province of Ontario, Series 1, 1.875% 2012	10,000	10,254
South Africa (Republic of) 6.875% 2019	2,050	2,545
South Africa (Republic of) 5.50% 2020	5,000	5,687
Brazil (Federal Republic of) Global 6.00% 2017	4,200	4,979
Brazil (Federal Republic of) Global 7.125% 2037	2,000	2,650
Greek Government 4.625% 2013	7,500	6,718
State of Qatar 9.75% 2030	4,000	6,270
Israeli Government 5.125% 2019	5,500	6,150
Peru (Republic of) 7.125% 2019	3,780	4,786
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,237
		184,801

ASSET-BACKED OBLIGATIONS8 — 0.24%
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	6,247	6,575
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	15,000	16,296
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	16,337	16,511
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20125	1,867	1,870
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20135	4,303	4,385
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20145	7,818	8,110
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	10,553	10,904
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	10,892
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	8,265	9,372
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.386% 20266	4,028	2,796
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.386% 20296	8,174	6,063
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,683
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.876% 20356	10,000	8,255
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 4.864% 20356	8,852	7,844
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	6,561	6,620
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 20355	5,025	4,416
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 20355,6	1,145	937
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20336	4,375	4,217
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.006% 20346	4,417	3,656
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,676	3,638
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	3,343	3,306
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.856% 20336	92	78
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	3,286
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20165	3,000	3,192
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.396% 20376	4,111	2,968
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	2,311	2,319
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20135	1,776	1,842
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20115	1,063	1,065
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.356% 20376	15,368	1,050
SACO I Trust, Series 2006-12, Class I-A, 0.396% 20366	7,259	798
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.386% 20136	329	327
		162,271

MUNICIPALS — 0.01%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.30% 2039	5,000	5,147
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	2,692	2,429
		7,576

MISCELLANEOUS — 0.11%
Other bonds & notes in initial period of acquisition		72,640

Total bonds & notes (cost: $18,778,651,000)		19,936,128

	Principal amount	Value
Short-term securities — 4.63%	(000)	(000)

U.S. Treasury Bills 0.12%–0.21% due 11/12/2010–9/22/2011	$749,600	$749,012
Freddie Mac 0.18%–0.32% due 11/9/2010–9/7/2011	509,400	509,060
Fannie Mae 0.17%–0.51% due 11/3/2010–5/17/2011	352,800	352,602
Federal Home Loan Bank 0.155%–0.19% due 12/8/2010–1/21/2011	289,475	289,396
General Electric Capital Services, Inc. 0.24% due 12/7/2010–1/5/2011	176,700	176,652
Edison Asset Securitization LLC 0.25% due 11/8/20105	25,000	24,999
Jupiter Securitization Co., LLC 0.25%–0.27% due 11/22/2010–1/4/20115	100,000	99,963
JPMorgan Chase & Co. 0.23% due 1/4/2011	48,600	48,574
Bank of America Corp. 0.22%–0.30% due 11/1–12/1/2010	135,100	135,089
Federal Farm Credit Banks 0.19%–0.25% due 3/30–7/8/2011	120,000	119,885
Straight-A Funding LLC 0.25% due 12/7/2010–1/13/20115	104,950	104,899
Hewlett-Packard Co. 0.20%–0.21% due 12/7–12/8/20105	93,900	93,880
Coca-Cola Co. 0.23% due 12/1/20105	75,000	74,984
Variable Funding Capital Company LLC 0.26%–0.27% due 1/7–1/14/20115	67,400	67,361
Merck & Co. Inc. 0.20%–0.21% due 11/16–12/7/20105	62,600	62,592
Wal-Mart Stores, Inc. 0.21% due 11/9/20105	54,000	53,997
Procter & Gamble Co. 0.23% due 11/19/20105	51,300	51,294
Private Export Funding Corp. 0.28% due 1/5/20115	50,000	49,980
NetJets Inc. 0.20%–0.21% due 11/19–12/6/20105	22,900	22,895
Paccar Financial Corp. 0.25% due 1/24–1/26/2011	22,100	22,084

Total short-term securities (cost: $3,108,940,000)		3,109,198

Total investment securities (cost: $62,857,934,000)		67,128,725
Other assets less liabilities		69,502

Net assets		$67,198,227

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
2Security did not produce income during the last 12 months.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $178,527,000, which represented .27% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$31,459	$42,532	.07%
Cooper-Standard Holdings Inc.	5/27/2010	17,000	21,170	.03
Atrium Corp.	4/30/2010	163	163	.00
American Media, Inc.	1/30/2009	3	3	.00

Total restricted securities		$48,625	$63,868	.10%

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,786,834,000, which represented 7.12% of the net assets of the fund.

6Coupon rate may change periodically.
7Index-linked bond whose principal amount moves with a government retail price index.
8Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

9Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $965,626,000, which represented 1.44% of the net assets of the fund.

10Scheduled interest and/or principal payment was not received.
11Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
12Step bond; coupon rate will increase at a later date.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended October 31, 2010, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 10/31/2010(000)

Waste Management, Inc.	27,615,000	500,000	—	28,115,000	$8,699	$1,004,268
WMX Technologies, Inc. 7.10% 2026	$10,125,000	—	—	$10,125,000	180	11,967
Microchip Technology Inc.	14,128,000	—	—	14,128,000	4,846	454,639
Masco Corp.	16,989,176	4,800,775	—	21,789,951	1,634	232,281
Hospitality Properties Trust	8,015,000	—	—	8,015,000	3,607	182,822
Hospitality Properties Trust 6.70% 2018	$16,175,000	—	—	$16,175,000	272	17,498
Hospitality Properties Trust 6.75% 2013	$21,265,000	—	$8,615,000	$12,650,000	322	13,483
Hospitality Properties Trust 5.625% 2017	$8,485,000	$1,684,000	—	$10,169,000	151	10,434
Hospitality Properties Trust 6.30% 2016	$2,400,000	—	—	$2,400,000	42	2,595
Hospitality Properties Trust 5.125% 2015	$2,160,000	—	—	$2,160,000	41	2,244
Arthur J. Gallagher & Co.	6,000,000	—	—	6,000,000	1,920	168,960
First Niagara Financial Group, Inc.	11,650,000	—	—	11,650,000	3,379	138,053
Georgia Gulf Corp. 9.00% 2017	$50,965,000	$5,750,000	—	$56,715,000	1,181	61,394
Georgia Gulf Corp.	2,623,146	—	—	2,623,146	—	53,066
Georgia Gulf Corp. 10.75% 2016	$3,385,000	—	—	$3,385,000	92	3,605
Prime Infrastructure Group	22,756,141	—	—	22,756,141	2,313	111,008
Macquarie Korea Infrastructure Fund	21,541,078	—	—	21,541,078	—	95,525
FirstMerit Corp.	5,495,000	—	—	5,495,000	879	94,404
Applied Industrial Technologies, Inc.	2,738,790	—	—	2,738,790	466	83,287
Trustmark Corp.	3,257,000	—	—	3,257,000	749	71,947
Clarent Hospital Corp. Liquidating Trust*	484,684	—	484,684	—	—	—
Weyerhaeuser Co.*	10,728,000	15,484,881	—	26,212,881	—	—

					$30,773	$2,813,480
*Unaffiliated issuer at 10/31/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Industrials	$5,800,087	$—	$163	$5,800,250
Financials	4,831,971	—	—	4,831,971
Consumer staples	4,593,648	—	—	4,593,648
Utilities	4,480,189	—	—	4,480,189
Health care	4,224,713	—	—	4,224,713
Consumer discretionary	3,789,585	312	21,173	3,811,070
Energy	3,746,627	—	—	3,746,627
Telecommunication services	3,487,043	—	—	3,487,043
Information technology	2,182,280	—	—	2,182,280
Materials	2,000,910	—	—	2,000,910
Miscellaneous	3,000,019	—	—	3,000,019
Preferred stocks	122,071	943,138	—	1,065,209
Warrants	—	278	—	278
Convertible securities	397,071	462,121	—	859,192
Bonds & notes:
Corporate bonds & notes	—	13,373,018	135,502	13,508,520
Bonds & notes of U.S. government
& government agencies	—	3,127,391	—	3,127,391
Mortgage-backed obligations	—	2,851,830	21,099	2,872,929
Bonds & notes of governments
& government agencies outside the U.S.	—	184,801	—	184,801
Asset-backed obligations	—	162,271	—	162,271
Municipals	—	7,576	—	7,576
Miscellaneous	—	72,640	—	72,640
Short-term securities	—	3,109,198	—	3,109,198

Total	$42,656,214	$24,294,574	$177,937	$67,128,725

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended October 31, 2010 (dollars in thousands):

	Beginning value	Net purchases	Net realized	Net unrealized	Net transfers	Ending value
	at 8/1/2010	and sales	loss	appreciation	into Level 3*	at 10/31/2010
Investment securities	$83,477	$56,676	$(2,992)	$7,410	$33,366	$177,937

Net unrealized appreciation during the period on Level 3 investment securities held at October 31, 2010 (dollars in thousands):						$4,323

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,268,525
Gross unrealized depreciation on investment securities	(3,020,973)
Net unrealized appreciation on investment securities	4,247,552
Cost of investment securities for federal income tax purposes	62,881,173

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-906-1210O-S25547

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2010

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: December 29, 2010